Subordinated Borrowings - Additional Information (Detail) € in Millions, $ in Millions		12 Months Ended
	Apr. 25, 2014 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Feb. 07, 2012 USD ($)
Disclosure of subordinated liabilities [Line Items]
Subordinated liabilities			€ 764	€ 767
Subordinated borrowings - held at amortized cost [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of loans			953	844
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated liabilities			764	767
Aegon N.V [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of loans			953	844
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued	€ 700		700
Borrowing maturity	Apr. 25, 2044
Subordinated notes, coupon rate	4.00%	4.00%
Subordinated liabilities			695	695
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued	€ 700		700
Borrowing maturity	Apr. 25, 2044
Subordinated notes, coupon rate	4.00%	4.00%
Subordinated liabilities			695	695
USD 525 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $		$ 525			$ 525
Subordinated notes, coupon rate		8.00%
Subordinated liabilities			69	72
USD 525 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated notes issued | $		$ 525			$ 525
Subordinated notes, coupon rate		8.00%
Subordinated liabilities			€ 69	€ 72